Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

9. Intangible Assets

Intangible assets consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Permits and licenses	$25	$25
Azuñia brand	4,153	4,153
Intangible assets	$4,178	$4,178

The Company’s intangible assets were determined to have an indefinite life and are not amortized. The Company, on an annual basis, tests the indefinite life assets for impairment. If the carrying value of an indefinite life asset is found to be impaired, then the Company will record an impairment loss and reduce the carrying value of the asset. As of December 31, 2023, the Company determined that the Azuñia assets were impaired and recorded an impairment cost of $0.4 million. No further impairment charge was recorded during the nine months ended September 30, 2024.

9. Intangible Assets

Intangible assets consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Permits and licenses	$25	$25
Azuñia brand	4,153	4,492
Intangible assets	$4,178	$4,517

The permits and licenses and the Azuñia brand have all been determined to have an indefinite life and will not be amortized. The Company, on an annual basis, tests the indefinite life assets for impairment. If the carrying value of an indefinite life asset is found to be impaired, then the Company will record an impairment loss and reduce the carrying value of the asset. As of December 31, 2023 and 2022, the Company determined that the Azuñia assets were impaired and recorded an impairment cost of $0.4 million and $7.5 million, respectively.